Cash and Cash Equivalents - Summary of Cash and Bank Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current
Long-term bank deposits	¥ 110,000	$ 17,399	¥ 140,000
Current
Cash and cash equivalents	4,788,219	757,366	5,877,647	$ 929,684	¥ 5,753,268	¥ 5,559,890
Short-term bank deposits	357,335	56,521	258,756
Restricted cash	76,001	12,021	171,135
Total	5,221,555	825,908	6,307,538
Cash and bank balances	¥ 5,331,555	$ 843,307	¥ 6,447,538